Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Net operating loss carryforward	$ 312,200
Valuation allowance decrease	4,000
Deferred tax assets, net	225,453	$ 285,127
Current taxes payable	16,000	16,000
Current taxes receivable	1,000	1,000
Unrecognized tax benefits	1,800	2,717	$ 5,510	$ 5,158
Unrecognized tax benefits, accrued interest and penalties	$ 700	$ 800